Additional Disclosure	Apr. 28, 2026
Class D Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class I Advisory Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class S Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class I Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited